Subsequent Events	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Subsequent Events

26. Subsequent Events

On January 2, 2024, the Company entered into a consulting agreement with San Diego Torry Hills Capital, Inc for consulting services to the Company, including developing, coordinating, managing and executing a comprehensive corporate finance and investor relations campaign for the Company. Pursuant to the agreement, the Company granted 200,000 stock options at an exercise price of CAD$0.30. The options will expire January 2, 2027, and will vest quarterly as follows:

●	50,000 Options will vest on January 2, 2024;
●	50,000 Options will vest on April 2, 2024;
●	50,000 Options will vest on July 2, 2024; and
●	50,000 Options will vest on October 2, 2024;

Subsequent to December 31, 2023, the Company issued common shares as follows:

●	2,178,957 to settle RSUs owed as at December 31, 2023 and to settle other obligations incurred in 2024;
●	4,486,250 to settle debt;
●	673,375 pursuant to shares owed as part of a signing bonus, and to settle debt;
●	640,950 to settle debt and other obligations
●	333 pursuant to the conversion of CAD$1,000 of principal convertible debentures.